Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation [Member]	Accumulated deficit during the development stage [Member]	Total
Balance at Jul. 09, 2003	$ 0	$ 0	$ 0	$ 0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholder	0	0	0	0		0
Issuance of common stock to initial stockholder (in shares)	0	138,000
Effect of reverse stock split (see Note 3)		0	0
Effect of reverse stock split (see Note 3) (in shares)	0	(124,000)
Net loss	0	0	0	0	(1,032)	(1,032)
Balance at Dec. 31, 2003	0	0	0	0	(1,032)	(1,032)
Balance (in shares) at Dec. 31, 2003	0	14,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		0	0	0	(2,438)	(2,438)
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses	30,126	0	0	0		0
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses (in shares)	18,741,000	0
Conversion of notes payable, including interest	3,562	0	0	0		0
Conversion of notes payable, including interest (in shares)	2,203,000	0
Issuance of restricted common stock to employees and nonemployees	0	1	336	(336)		1
Issuance of restricted common stock to employees and nonemployees (in shares)	0	24,000
Issuance of common stock to consultants	0	0	21	0		21
Issuance of common stock to consultants (in shares)	0	14,000
Issuance of common stock to convertible noteholders	0	0	67	0		67
Issuance of common stock to convertible noteholders (in shares)	0	9,000
Issuance of options to purchase common stock to consultants for services rendered	0	0	14	(14)		0
Amortization of deferred compensation	0	0	0	23		23
Change in value of restricted common stock subject to vesting	0	0	11	(11)		0
Accretion of redeemable convertible preferred stock to redemption value	1,035				(1,035)	(1,035)
Balance at Dec. 31, 2004	34,723	1	449	(338)	(4,505)	(4,393)
Balance (in shares) at Dec. 31, 2004	20,944,000	61,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(9,627)	(9,627)
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses	5,223	0	0	0		0
Issuance of Series A Redeemable Convertible Preferred stock, net of expenses (in shares)	3,247,000	0
Issuance of restricted common stock to employees and nonemployees	0	0	140	(139)		1
Issuance of restricted common stock to employees and nonemployees (in shares)	0	6,000
Issuance of warrants to purchase preferred stock to noteholders	0	0	681	0		681
Issuance of options to purchase common stock to consultants for services rendered	0	0	7	(7)		0
Amortization of deferred compensation	0	0	0	111		111
Accretion of redeemable convertible preferred stock to redemption value	3,164	0	0	0	(3,164)	(3,164)
Balance at Dec. 31, 2005	43,110	1	1,277	(373)	(17,296)	(16,391)
Balance (in shares) at Dec. 31, 2005	24,191,000	67,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(20,873)	(20,873)
Issuance of Series B Redeemable Convertible Preferred stock, net of expenses	50,040	0	0	0		0
Issuance of Series B Redeemable Convertible Preferred stock, net of expenses (in shares)	27,637,000	0
Issuance of common stock upon exercise of options	0	0	9	0		9
Issuance of common stock upon exercise of options (in shares)	0	0
Issuance of restricted stock to employees (in shares)	0	0
Repurchased nonvested restricted stock (in shares)	0	(1,000)
Reclassification of deferred compensation	0	0	(373)	373		0
Reclassification of warrants to purchase preferred stock	0	0	(681)	0		(681)
Stock-based compensation expense	0	0	400	0		400
Accretion of redeemable convertible preferred stock to redemption value	5,640	0	0	0	(5,640)	(5,640)
Balance at Dec. 31, 2006	98,790	1	632	0	(43,809)	(43,176)
Balance (in shares) at Dec. 31, 2006	51,828,000	66,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(30,988)	(30,988)
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses	33,219	0	0	0		0
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses (in shares)	18,333,000	0
Issuance of common stock upon exercise of options	0	0	60	0		60
Issuance of common stock upon exercise of options (in shares)	0	3,000
Repurchased vested restricted stock	0	0	(94)	0		(94)
Repurchased vested restricted stock (in shares)		(1,000)
Repurchased nonvested restricted stock (in shares)	0	(1,000)
Stock-based compensation expense	0	0	664	0		664
Accretion of redeemable convertible preferred stock to redemption value	8,742	0	0	0	(8,742)	(8,742)
Balance at Dec. 31, 2007	140,751	1	1,262	0	(83,539)	(82,276)
Balance (in shares) at Dec. 31, 2007	70,161,000	68,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(42,393)	(42,393)
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses	21,352	0	0	0		0
Issuance of Series C Redeemable Convertible Preferred stock, net of expenses (in shares)	11,793,000	0
Issuance of common stock upon exercise of options	0	0	28	0		28
Issuance of common stock upon exercise of options (in shares)		0
Repurchased vested restricted stock	0	0	0	0		0
Repurchased vested restricted stock (in shares)		0
Stock-based compensation expense	0	0	1,317	0		1,317
Accretion of redeemable convertible preferred stock to redemption value	11,754	0	0	0	(11,754)	(11,754)
Balance at Dec. 31, 2008	173,857	1	2,607	0	(137,686)	(135,078)
Balance (in shares) at Dec. 31, 2008	81,954,000	68,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(29,845)	(29,845)
Issuance of warrants to purchase common stock issued in connection with equity financing						0
Issuance of common stock upon exercise of options	0	0	54	0		54
Issuance of common stock upon exercise of options (in shares)	0	2,000
Stock-based compensation expense	0	0	855	0		855
Conversion of notes payable, including interest						0
Accretion of redeemable convertible preferred stock to redemption value	14,059	0	0	0	(14,059)	(14,059)
Conversion of preferred stock to common stock						0
Conversion of preferred stock warrants to common stock warrants						0
Balance at Dec. 31, 2009	187,916	1	3,516	0	(181,590)	(178,073)
Balance (in shares) at Dec. 31, 2009	81,954,000	70,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0	(25,600)	(25,600)
Issuance of warrants to purchase common stock issued in connection with equity financing						0
Issuance of common stock upon exercise of options	0	0	14	0		14
Issuance of common stock upon exercise of options (in shares)	0	3,000				(3,000)
Stock-based compensation expense	0	0	953	0		953
Conversion of notes payable, including interest						0
Accretion of redeemable convertible preferred stock to redemption value	3,993	0	0	0	(3,993)	(3,993)
Conversion of preferred stock to common stock	(191,909)	0	191,909	0		191,909
Conversion of preferred stock to common stock (in shares)	(81,954,000)	566,000
Conversion of preferred stock warrants to common stock warrants	0	0	123	0		123
Proceeds from initial public offering, net of expenses	0	0	25,727	0		25,727
Proceeds from initial public offering, net of expenses (in shares)	0	600,000
Balance at Dec. 31, 2010	0	1	222,242	0	(211,183)	11,060
Balance (in shares) at Dec. 31, 2010	0	1,239,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholder (in shares)						1,107,939
Net loss	0	0	0	0	(19,061)	(19,061)
Proceeds from equity financing, net of expenses	0	1	28,940	0		28,941
Proceeds from equity financing, net of expenses (in shares)	0	1,108,000
Issuance of warrants to purchase common stock issued in connection with equity financing	0	0	(16,947)	0		(16,947)
Issuance of common stock upon exercise of options	0	0	83	0		83
Issuance of common stock upon exercise of options (in shares)	0	18,000
Issuance of restricted stock to employees (in shares)	0	31,000
Cancellation of non-vested restricted stock (in shares)		(15,000)
Issuance of warrants to purchase common stock in connection with debt financing	0	0	105	0		105
Stock-based compensation expense	0	0	834	0		834
Conversion of notes payable, including interest						0
Conversion of preferred stock to common stock						0
Conversion of preferred stock warrants to common stock warrants						0
Balance at Dec. 31, 2011	0	2	235,257	0	(230,244)	5,015
Balance (in shares) at Dec. 31, 2011	0	2,381,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	0		(8,268)
Issuance of warrants to purchase common stock issued in connection with equity financing						0
Issuance of common stock upon exercise of options	0	0	9	0		9
Issuance of common stock upon exercise of options (in shares)	0	3,000				(2,432,000)
Issuance of restricted stock to employees (in shares)	0	68,000
Stock-based compensation expense	0	0	288	0		288
Conversion of notes payable, including interest						0
Conversion of preferred stock to common stock						0
Conversion of preferred stock warrants to common stock warrants						0
Balance at Jun. 30, 2012	$ 0	$ 2	$ 235,550	$ 0		$ (2,960)
Balance (in shares) at Jun. 30, 2012	0	2,450,000